Note 9 - Per Share Data (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Month Period Ended June 30,		Nine Month Period Ended June 30,
	2016	2015	2016	2015
Basic weighted-average shares	12,440,035	12,446,365	12,442,059	12,446,365
Effect of dilutive securities:
Options	—	8,284	—	18,912
Warrants	—	36,521	—	30,198
Diluted weighted-average shares	12,440,035	12,491,170	12,442,059	12,495,475

	Years Ended September 30,
	2015	2014

Basic weighted-average shares	12,464,496	12,322,110
Effect of dilutive securities:
Options	15,109	49,858
Warrants	—	4,169
Unvested restricted stock units	22,649	32,211
Diluted weighted-average shares	12,502,254	12,408,348

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Month Period Ended June 30,		Nine Month Period Ended June 30,
	2016	2015	2016	2015
Options	1,224,500	1,328,000	1,311,167	1,328,000
Warrants	43,116	64,676	43,116	64,676
	1,267,616	1,392,676	1,354,283	1,392,676